BUILDERS FIXED INCOME FUND, INC.


                          ANNUAL REPORT TO SHAREHOLDERS


                                December 31, 2002





This report is provided for the general information of the shareholders of the Builders Fixed Income Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.


Dear Shareholder,

As the Chairman of the Builders Fixed Income Fund, Inc. (the "Fund"), I would like to express my sincere appreciation for your participation in the Fund. It is a privilege to serve the needs of our investors by providing quality fixed income investment services. In addition, the Fund's ProLoan mortgage program provides home mortgages to the buyers of newly constructed homes while also promoting employment opportunities for organized building trade members. Capital Mortgage Management, Inc. ("CMM"), the Fund's manager, actively participates in coordinating the origination and securitization of ProLoan home mortgages. We believe that our hands-on approach leads to a substantial impact in our targeted mortgage markets.

This annual report contains the Fund's audited financial statements for the fiscal year ended December 31, 2002. The Fund's goal is to deliver quality core fixed income management to its investors. Principal Global Investors, LLC ("Principal"), the Fund's subadviser, works closely with CMM to manage the ProLoan mortgage pipeline to achieve the best returns possible. Principal has a staff of 70 portfolio managers, analysts and others knowledgeable in all aspects of the fixed income market. Principal's skill in mortgage-backed securities and fixed income investment management in general provides the resources needed to effectively manage the assets of the Fund. The Fund's performance for the twelve months ended December 31, 2002 was 10.10% before fees and 9.47% after fees. The Fund recently observed its 5th anniversary and posted a 5-year average return of 6.80% before fees and 6.17% after fees. Principal has advised CMM that it will continue to maximize opportunities for the Fund in the fixed income markets.

To summarize the statement of changes in the Fund's net assets, proceeds from shares sold or from new investments were $11,172,743. The net asset value of shares issued on reinvestment of distributions was $10,789,756. The cost of shares redeemed was $19,551,524, resulting in a net increase from capital share transactions of $2,410,975. Additionally, the Fund realized a net asset value increase of $15.02 or $240,943,849 on December 31, 2002 from $14.48 or
$229,862,956 on December 31, 2001, resulting in a total increase in net assets of $11,080,893 for 2002.

At CMM, we are focusing our efforts on developing new relationships with several institutional investors. Our marketing department will continue to promote the Fund to building trades members across the country.

Through the ProLoan program, CMM also coordinated the origination and securitization of home mortgages in various cities in the Midwest, generating approximately 213 ProLoan applications in the principal amount of $35,362,342 for the year 2002. The ProLoan program will continue its substantial progress in St. Louis, Missouri, Chicago, Peoria, Springfield and Southern Illinois, Milwaukee, Wisconsin and Louisville, Kentucky.

We look forward to providing improved returns for our investors and to the continuing success of the ProLoan Program, by generating jobs and stimulating the economies in which we invest. As always, I am available to discuss all aspects of the Fund with our investors. Please do not hesitate to contact me with any questions.


                                       Sincerely,


                                       /s/John W. Stewart
                                       ------------------
                                       John W. Stewart
                                       Chairman and President
                                       Builders Fixed Income Fund, Inc.


Dear Shareholder:

The U.S. economy finished 2002 in much the same way it began -- on a note of disappointment. Instead of ending with a bang, the year ended on a whimper as the stock market posted its third consecutive year of losses. The economy continued to sag during both the third and fourth quarters in spite of a surge in residential mortgage refinancing, solid growth in personal incomes and strong fiscal and monetary policy support. Weak equity markets and investor pessimism over corporate credit and earnings dampened capital spending and employment growth during the second half of the year. Holiday sales, which typically brighten the economy, were not as strong as expected and offset record auto sales.

The Federal Reserve ("the Fed") demonstrated a strong willingness to cut interest rates to historically low levels in the fourth quarter. The Fed left the fed funds rate target unchanged until November when it cut the rate 0.5% to 1.25%. Based on the 10-year Treasury bond benchmark, interest rates ranged from 5.41% on March 20, 2002 to 3.57% on Oct. 9, 2002 before finishing the year at 3.82%. The significant decline in interest rates combined with rapidly improving corporate credit conditions in the fourth quarter to produce very good bond returns as shown by the Lehman Aggregate Index, Lehman Credit Index, and Lehman Mortgage-Backed Securities (MBS) Fixed Rate Return Index, which returned 10.26%, 10.52%, and 8.75% respectively.

The Builders Fixed Income Fund ("the "Fund") underperformed the Lehman Aggregate Index (the "Index") the last six months of 2002, returning 5.88% (after deducting fees and expenses) vs. 6.23% for the Index. Year-to-date, the Fund trailed the Index by 0.79%, returning 9.47% vs. 10.26%.

During the third quarter, fixed income returns continued their positive momentum, as bond prices of all maturities rose. Treasuries outperformed during July. During August, non-Treasury investments rebounded and drove fund's performance. Given the very tough investment market for 2002, the fund did very well.

As we look ahead to 2003, monetary and fiscal policies are combining to make sure the economic expansion gathers force. Historically low interest rates, federal tax cuts and unprecedented levels of residential mortgage refinancing activity have kept consumer spending high enough to support a stronger economy. The extraordinary level of U.S. worker productivity has allowed consumer incomes to grow and has helped businesses maintain profits. This should support corporate profit growth, help restore business confidence and provide an excellent chance for avoiding a fourth consecutive year of stock market losses.

These factors will become more apparent as geopolitical tensions either subside or escalate over the course of the year. Ultimately, however, business spending on capital equipment must accelerate for U.S. economic momentum to gather force.

We continue to maintain an increasingly diversified portfolio of agencies, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and corporate bonds. We will add value through disciplined security selection and sector rotation. During the first quarter of 2003, we expect to increase the weighting of corporate bonds and will shorten the duration of the fund as the economy improves. We expect that an improving economy will push interest rates higher and increase investors' appetite for risk.

Our fixed income teams' portfolio management strategies share a consistent focus on long-term fundamental value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of our process, we do not make aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates. We believe we add value primarily through individual security selection and sector allocation.

Our investment style reflects a deep-rooted commitment to research. Our experienced staff of credit analysts and industry specialists provides in-depth coverage of over 500 corporate debt issuers. We also draw from internal valuation tools for securities with variable cash flow characteristics, embedded options and amortization features. The process also incorporates the analysis of economic trends and credit market conditions in over 50 countries worldwide.

We  place  primary  emphasis  on  investing   exclusively  in  investment  grade
securities offering superior risk-adjusted yield premiums. Within the Fund's portfolio, we attempt to carefully diversify risk at the security, industry/sector and portfolio levels.

We appreciate the opportunity to serve as subadvisor to the fund and we look forward to a long association with the fund and its investors.

Sincerely,


Martin J. Schafer
-----------------
Martin J. Schafer
Portfolio Manager


PERFORMANCE GRAPH
-----------------
Builders ProLoan Fund, Inc.
Performance Comparison
(Total Value)

[GRAPH]

                                Lipper               Lipper           Lehman
                              Intermediate         Intermediate      Brothers
             Fixed Income     Investment           Investment        Aggregate
  Date        Fund, Inc.      Grade Index          Grade Index       Bond Index
------------------------------------------------------------------------------
10/31/97       10,000            9,881               10,000            10,000
12/31/97       10,158           10,000               10,121            10,147
 3/31/98       10,289           10,155               10,278            10,306
 6/30/98       10,506           10,377               10,502            10,545
 9/30/98       10,846           10,775               10,905            10,991
12/31/98       10,817           10,787               10,917            11,028
 3/31/99       10,822           10,744               10,874            10,972
 6/30/99       10,681           10,634               10,763            10,877
 9/30/99       10,722           10,702               10,831            10,950
12/31/99       10,755           10,682               10,811            10,937
 3/31/00       10,915           10,892               11,024            11,178
 6/30/00       10,953           11,034               11,167            11,372
 9/30/00       11,279           11,357               11,494            11,715
12/31/00       11,723           11,812               11,955            12,209
 3/31/01       12,068           12,135               12,282            12,580
 6/30/01       12,053           12,236               12,384            12,650
 9/30/01       12,613           12,769               12,923            13,235
12/31/01       12,519           12,783               12,937            13,240
 3/31/02       12,476           12,774               12,928            13,253
 6/30/02       12,944           13,102               13,260            13,742
 9/30/02       13,533           13,554               13,718            14,372
12/31/02       13,705           13,843               14,010            14,598



Total Returns for Periods Ending              One      Five         Average
December 31, 2002                             Year     Years    Annualized Since
                                                                   Inception*
                                              ----------------------------------
Builders Fixed Income Fund, Inc.              9.47%    6.17%      6.29%
Lipper Intermediate Investment Grade Index +  8.29%    6.72%      6.74%
Lehman Brothers Aggregate Bond Index ++       10.26%   7.54%      7.59%


* The Fund commenced operations on October 31, 1997.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. Indices are unmanaged, do not incur fees, expenses, or taxes and cannot be invested in directly. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ The Lipper Intermediate Investment Grade Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

++ The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at December 31, 2002
--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------                                                  ----------------
U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY: 20.6%

FEDERAL HOME LOAN BANK: 1.1%
  $ 2,420,000    4.875%, 11/15/06                                   $ 2,609,585
                                                                ----------------

Federal Home Loan Mortgage Corp.: 6.7%
      500,000    3.500%, 09/15/03                                       507,825
    4,000,000    5.250%, 02/15/04                                     4,172,784
    4,000,000    6.875%, 01/15/05                                     4,403,784
    3,775,000    7.000%, 07/15/05                                     4,237,283
      300,000    5.250%, 01/15/06                                       326,136
    2,050,000    6.625%, 09/15/09                                     2,408,055
                                                                ----------------
                                                                     16,055,867
                                                                ----------------

Federal National Mortgage Association: 4.6%
    3,000,000    5.625%, 05/14/04                                     3,170,793
      500,000    7.125%, 02/15/05                                       554,819
    2,475,000    5.500%, 02/15/06                                     2,708,638
      850,000    5.250%, 06/15/06                                       927,018
      550,000    7.125%, 06/15/10                                       664,692
      575,000    6.125%, 03/15/12                                       656,665
    1,900,000    7.250%, 05/15/30                                     2,398,077
                                                                ----------------
                                                                     11,080,702
                                                                ----------------

U.S. Treasury Notes/Bonds: 4.2%
    2,500,000    3.500%, 11/15/06                                     2,602,345
      500,000    4.375%, 05/15/07                                       537,070
    1,500,000    6.125%, 08/15/07                                     1,725,352
    2,000,000    4.750%, 11/15/08                                     2,183,752
    1,100,000    6.500%, 02/15/10                                     1,315,189
      500,000    5.000%, 02/15/11                                       549,532
    1,085,000    4.875%, 02/15/12                                     1,178,539
                                                                ----------------
                                                                     10,091,779
                                                                ----------------

U.S. Treasury Strips: 3.9%
    5,000,000    9.875%, 11/15/15 *                                   2,722,045
    4,600,000    9.000%, 11/15/18 *                                   2,065,092
    6,000,000    8.750%, 05/15/20 *                                   2,447,016
    7,500,000    6.875%, 08/15/25 *                                   2,276,685
                                                                ----------------
                                                                      9,510,838
                                                                ----------------

OTHER U.S. GOVERNMENT AGENCY: 0.1%
      165,000    Housing Urban Development
                 2.990%, 08/01/05                                       168,742
                                                                ----------------

TOTAL U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY
(cost $47,219,469)                                                   49,517,513
                                                                ----------------

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES: 27.6%

Federal Home Loan Mortgage Corp.: 9.6%
      917,726     POOL C01220
                 6.500%, 09/01/31                                        956,668
      594,984     Pool C01244
                 6.500%, 10/01/31                                        620,231
      140,378     Pool C01246
                 7.000%, 10/01/31                                        147,589

SCHEDULE OF INVESTMENTS at December 31, 2002 (Continued)
--------------------------------------------------------------------------------
   Amount                                                            Value
--------------                                                  ----------------
Federal Home Loan Mortgage Corp. (continued)
    $ 678,396     POOL C01252
                 6.500%, 11/01/31                                     $ 707,183
      834,749     Pool C01287
                 6.500%, 01/01/32                                       870,170
    2,000,000     POOL C01435
                 6.000%, 12/01/32                                     2,068,124
      938,604     Pool C70921
                 6.000%, 09/01/32                                       972,193
    1,989,509     POOL C90513
                 6.000%, 01/01/22                                     2,072,948
      730,207     Pool E01049
                 6.000%, 09/01/16                                       764,743
      888,140     Pool E01142
                 6.500%, 04/01/17                                       937,622
      690,324     Pool E85540
                 6.500%, 09/01/16                                       730,238
    4,193,942     Pool E88188
                 6.000%, 02/01/17                                     4,392,299
    1,296,411     Pool E89844
                 6.000%, 05/01/17                                     1,356,948
    4,450,000     POOL E90928
                 6.000%, 07/01/17                                     4,657,797
      349,455     POOL G01198
                 7.000%, 11/01/30                                       367,806
    1,527,125     Pool M80733
                 5.500%, 03/01/09                                     1,584,351
                                                                ----------------
                                                                     23,206,910
                                                                ----------------

Federal National Mortgage Association: 16.7%
      261,548     POOL 253398
                 8.000%, 08/01/30                                        282,042
      221,854     Pool 253436
                 7.500%, 09/01/30                                        235,690
      478,308     Pool 253437
                 8.000%, 09/01/30                                        515,787
      451,827     Pool 253481
                 8.000%, 10/01/30                                        487,231
      811,857     Pool 253516
                 8.000%, 11/01/30                                        875,471
      497,911     Pool 253546
                 7.500%, 12/01/30                                        528,964
      900,723     Pool 253547
                 8.000%, 12/01/30                                        971,300
      342,306     Pool 253643
                 7.500%, 02/01/31                                        363,654
      594,148     Pool 253672
                 7.000%, 03/01/31                                        625,308
      421,730     Pool 253673
                 7.500%, 03/01/31                                        448,032
      998,463     Pool 253711
                 7.000%, 04/01/31                                      1,050,539
      304,585     Pool 253712
                 7.500%, 04/01/31                                        323,486
    1,082,982     Pool 253795
                 7.000%, 05/01/31                                      1,139,466
       52,109     Pool 253796
                 7.500%, 05/01/31                                         55,342
      975,755     Pool 253842
                 7.000%, 06/01/31                                      1,026,647

SCHEDULE OF INVESTMENTS at December 31, 2002 (Continued)
--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------                                                  ----------------
Federal National Mortgage Association (continued)
    $ 432,226     POOL 253889
                 6.500%, 07/01/31                                      $ 450,382
      646,121     Pool 253895
                 7.000%, 08/01/31                                        679,820
    1,559,915     Pool 253907
                 7.000%, 07/01/31                                      1,641,274
      350,970     Pool 253949
                 6.500%, 09/01/31                                        365,713
    2,058,469     Pool 253950
                 7.000%, 09/01/31                                      2,165,830
      253,806     Pool 254007
                 6.500.%, 10/01/31                                       264,468
    1,563,038     Pool 254008
                 7.000%, 10/01/31                                      1,644,560
      206,607     Pool 254050
                 6.500%, 11/01/31                                        215,285
      583,491     Pool 254051
                 7.000%, 11/01/31                                        613,924
      698,442     Pool 254092
                 6.500%, 12/01/31                                        727,781
      146,249     Pool 254093
                 7.000%, 12/01/31                                        153,876
      846,754     Pool 254147
                 6.500%, 01/01/32                                        882,324
      591,671     Pool 254198
                 6.000%, 02/01/32                                        612,688
      105,942     Pool 254199
                 6.500%, 02/01/32                                        110,392
    1,201,031     Pool 254238
                 6.000%, 03/01/32                                      1,243,693
    1,844,800     Pool 254239
                 6.500%, 03/01/32                                      1,922,261
    1,357,386     Pool 254263
                 6.500%, 04/01/32                                      1,414,382
    1,721,537     Pool 254311
                 6.500%, 05/01/32                                      1,793,823
      607,732     Pool 254346
                 6.500%, 06/01/32                                        633,250
    3,320,119     Pool 254366
                 5.500%, 06/01/09                                      3,441,423
      866,091     Pool 254378
                 6.500%, 07/01/32                                        902,457
    2,399,115     POOL 254406
                 6.500%, 08/01/32                                      2,499,852
    1,073,542     Pool 254448
                 6.500%, 09/01/32                                      1,118,619
    1,071,236     Pool 254549
                 6.000%, 12/01/32                                      1,109,235
      357,849     POOL 496714
                 6.500%, 05/01/29                                        372,963
    1,013,979     Pool 504974
                 6.500%, 07/01/29                                      1,056,803
      427,487     Pool 506345
                 6.500%, 07/01/29                                        445,541
      734,175     Pool 510927
                 6.500%, 08/01/29                                        765,182
      390,256     Pool 512309
                 6.500%, 09/01/29                                        406,738
SCHEDULE OF INVESTMENTS at December 31, 2002 (Continued)
--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------                                                  ----------------
Federal National Mortgage Association (continued)
    $ 488,368     POOL 512724
                 6.500%, 08/01/29                                     $ 508,994
      347,458     Pool 515182
                 6.500%, 09/01/29                                       362,132
      541,003     Pool 516917
                 6.500%, 09/01/29                                       563,852
      257,384     Pool 519721
                 7.000%, 10/01/29                                       271,033
                                                                ----------------
                                                                     40,289,509
                                                                ----------------

General National Mortgage Association: 1.3%
    2,000,000     POOL 448335
                 6.500%, 04/15/31                                     2,098,124
    1,002,662     POOL 581950
                 7.500%, 03/15/32                                     1,069,908
                                                                ----------------
                                                                      3,168,032
                                                                ----------------

TOTAL U.S. GOVERNMENT AGENCY -  MORTGAGE BACKED SECURITIES
(cost $64,464,116)                                                   66,664,451
                                                                ----------------

ASSET BACKED SECURITIES: 17.4%
      500,000    AMERICAN EXPRESS MASTER TRUST
                      Series 1994-3  Class A
                 7.850%, 08/15/05                                        549,757
      750,000    AMERICAN EXPRESS MASTER TRUST**
                      Series 2001-4  Class A
                 1.550%, 11/17/08                                        751,703
    3,750,000    ASSET SECURITIZATION CORP.
                      Series 1995-MD4  Class A2
                 7.384%, 08/13/29 *                                    4,252,429
      672,798    Bear Stearns Commercial Mortgage Securities, Inc.
                      Series 1999-WF2  Class A1
                 6.800%, 09/15/08                                        736,857
    5,000,000    Bear Stearns Commercial Mortgage Securities, Inc.
                      Series 2000-WF1  Class A2
                 7.780%, 02/15/32                                      6,016,610
      912,290    Bear Stearns Commercial Mortgage Securities, Inc.
                      Series 2000-WF2  Class A1
                 7.110%, 10/15/32                                      1,024,206
    4,445,163    Chase Commercial Mortgage Securities Corp.
                      Series 2000-2  Class A1
                 7.543%, 07/15/32                                      5,006,494
      125,000    Chase Funding Mortgage Loan
                      Series 2002-1  Class 1A3
                      5.039%, 12/25/23                                   130,496
    3,000,000    Citibank Credit Card Master Trust I
                      Series 1997-6  Class B
                      Zero Coupon Bond, 08/15/06                       2,877,597
    3,000,000    Citibank Credit Card Master Trust I
                      Series 1999-7  Class B
                 6.900%, 11/15/06 *                                    3,252,768
    1,500,000    Comm Commercial Mortgage Securities
                      Series 2000-C1  Class A2
                 7.416%, 08/15/33                                      1,751,379
    1,025,000    Daimler Chrysler Auto Trust
                      Series 2000-C  Class A4
                      6.850%, 11/06/05                                 1,079,511
SCHEDULE OF INVESTMENTS at December 31, 2002 (Continued)
--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------                                                  ----------------
ASSET BACKED SECURITIES (continued)
  $ 2,000,000    DISCOVER CARD MASTER TRUST I
                      Series 1998-7  Class A
                 5.600%, 05/16/06                                    $ 2,072,002
      750,000    FIRST USA CREDIT CARD MASTER TRUST
                      Series 2001-3  Class A
                 1.560%, 11/19/08                                       751,919
      854,005    KEYCORP COMMERCIAL MORTGAGE
                      Series 2000-C1  Class A1
                 7.617%, 05/17/32                                       965,056
    4,000,000    LB Commercial Conduit Mortgage Trust
                      Series 1999-C1  Class B
                 6.930%, 06/15/31                                     4,561,924
      936,685    LB-UBS Commercial Mortgage Trust
                      Series 2000-C3  Class A1
                 7.950%, 07/15/09                                     1,062,622
      250,000    LONG BEACH MORTGAGE LOAN TRUST
                      Series 2002-1  Class 2A3
                 4.920%, 05/25/32                                       257,344
    4,000,000    MBNA MASTER CREDIT CARD TRUST
                      Series 1999-B  Class B
                 6.200%, 08/15/11 *                                   4,422,124
      110,000    Residential Asset Securities Corp.
                      Series 2002-KS1  Class AI3
                 4.988%, 02/25/27                                       114,245
      311,667    Sears Credit Account Master Trust
                      Series 2000-1  Class A
                 7.250%, 11/15/07                                       319,586

TOTAL ASSET BACKED SECURITIES
                                                                ----------------
(cost $37,423,415)                                                   41,956,629
                                                                ----------------

CORPORATE BONDS: 32.8%

Bank: 4.2%
      550,000    BANK OF AMERICA CORP.
                 4.750%, 10/15/06                                       582,554
      500,000    Bank of America Corp.
                 7.400%, 01/15/11                                       589,898
      105,000    BANK OF NEW YORK CO., INC.
                 3.900%, 09/01/07                                       107,289
      600,000    BANK ONE CORP.
                 7.625%, 08/01/05                                       676,438
      550,000    Banque Paribas - NY
                 6.875%, 03/01/09                                       613,355
      105,000    Citigroup, Inc.
                 6.625%, 06/15/32                                       115,020
      375,000    Credit Suisse First Boston USA, Inc.
                 5.750%, 04/15/07                                       401,811
      250,000    Corp. Andina de Fomento
                 6.875%, 03/15/12                                       262,623
      300,000    European Investment Bank
                 4.625%, 03/01/07                                       321,924
      600,000    First Union National Bank
                 7.800%, 08/18/10                                       725,426
      250,000    FLEETBOSTON FINANCIAL CORP.
                 6.875%, 07/15/03                                       256,168
      250,000    FleetBoston Financial Corp.
                 8.125%, 07/01/04                                       268,920

SCHEDULE OF INVESTMENTS at December 31, 2002 (Continued)
--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------                                                  ----------------
Bank (continued)
    $ 100,000    GOLDEN WEST FINANCIAL
                 4.125%, 08/15/07                                     $ 103,159
      250,000    HSBC Holdings Plc
                 5.250%, 12/12/12                                       256,739
      550,000    KOREA DEVELOPMENT BANK
                 7.125%, 04/22/04                                       584,885
      825,000    JP Morgan Chase & Co.
                 5.350%, 03/01/07                                       873,497
      250,000    Keycorp
                 4.625%, 05/16/05                                       260,248
      100,000    Marshall & Ilsey Bank
                 4.125%, 09/04/07                                       103,364
      250,000    Mellon Funding Corp.
                 4.875%, 06/15/07                                       264,353
      225,000    PNC FUNDING CORP.
                 6.125%, 09/01/03                                       230,899
      535,000    PNC FUNDING CORP.
                 5.750%, 08/01/06                                       573,155
      210,000    SunTrust Banks, Inc.
                 5.050%, 07/01/07                                       225,481
      550,000    U.S. Bank N.A.
                 6.375%, 08/01/11                                       617,888
      220,000    WASHINGTON MUTUAL BANK
                 6.875%, 06/15/11                                       247,083
      900,000    WELLS FARGO & CO.
                 5.900%, 05/21/06                                       987,841
                                                                ----------------
                                                                     10,250,018
                                                                ----------------
Energy: 1.8%
      250,000    AMERADA HESS CORP.
                 7.125%, 03/15/33                                       267,224
      245,000    Anadarko Petroleum Corp.
                 5.375%, 03/01/07                                       262,062
      200,000    BP CANADA FINANCE CO.
                 3.625%, 01/15/09                                       203,480
       50,000    Canadian Natural Resources Ltd.
                 6.450%, 06/30/33                                        51,856
      280,000    ChevronTexaco Capital Co.
                 3.500%, 09/17/07                                       285,333
      250,000    CONOCO FUNDING CO.
                 6.350%, 10/15/11                                       279,646
      250,000    CONOCO PHILLIPS
                 4.750%, 10/15/12                                       251,859
      140,000    DEVON ENERGY CORP.
                 7.950%, 04/15/32                                       168,843
      175,000    Husky Energy, Inc.
                 6.250%, 06/15/12                                       188,620
      500,000    Kerr-McGee Corp.
                 5.375%, 04/15/05                                       527,495
      230,000    Marathon Oil Corp.
                 6.125%, 03/15/12                                       245,628
      100,000    NABORS HOLDINGS 1, ULC
                 4.875%, 08/15/09                                       103,356
      125,000    NEXEN, INC.
                 7.875%, 03/15/32                                       136,712
      100,000    Noble Energy, Inc.
                 8.000%, 04/01/27                                       110,757
      250,000    OCCIDENTAL PETROLEUM CORP.
                 4.000%, 11/30/07                                       253,788
SCHEDULE OF INVESTMENTS at December 31, 2002 (Continued)
--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------                                                  ----------------
Energy (continued)
    $ 250,000    OCCIDENTAL PETROLEUM CORP.
                 6.400%, 04/01/13                                     $ 252,466
       50,000    PHILLIPS PETROLEUM CO.
                 8.500%, 05/25/05                                        56,887
      250,000    TOSCO CORP.
                 8.250%, 05/15/03                                       255,460
      160,000    Union Oil Co. of California
                 5.050%, 10/01/12                                       160,231
      250,000    VALERO ENERGY CORP.
                 6.125%, 04/15/07                                       258,608
                                                                ----------------
                                                                      4,320,311
                                                                ----------------
Finance: 8.0%
      145,000    AMERICAN GENERAL FINANCE CORP.
                 5.375%, 09/01/09                                       152,562
      250,000    Bear Stearns Cos., Inc.
                 8.750%, 03/15/04                                       268,836
      300,000    Boeing Capital Corp.
                 5.800%, 01/15/13                                       304,416
      250,000    CIT Group, Inc.
                 7.500%, 11/14/03                                       259,947
      200,000    CIT GROUP HOLDINGS
                 7.375%, 04/02/07                                       218,241
    1,500,000    Countrywide Home Loans, Inc.
                 5.500%, 08/01/06                                     1,596,252
    2,000,000    Ford Motor Credit Co.
                 6.625%, 06/30/03                                     2,025,460
      825,000    Ford Motor Credit Co.
                 6.500%, 01/25/07                                       815,582
      355,000    Ford Motor Credit Co.
                 7.375%, 02/01/11                                       345,713
      600,000    General Electric Capital Corp.
                 5.875%, 02/15/12                                       642,589
      400,000    General Electric Capital Corp.
                 6.000%, 06/15/12                                       432,654
      350,000    General Electric Capital Corp.
                 6.750%, 03/15/32                                       388,258
    1,000,000    General Motors Acceptance Corp.
                 5.800%, 03/12/03                                     1,005,571
    1,000,000    General Motors Acceptance Corp.
                 7.500%, 05/10/04                                     1,045,957
      815,000    General Motors Acceptance Corp.
                 6.750%, 01/15/06                                       844,605
      595,000    General Motors Acceptance Corp.
                 6.875%, 09/15/11                                       594,329
       55,000    General Motors Acceptance Corp.
                 8.000%, 11/01/31                                        55,455
      750,000    GOLDMAN SACHS GROUP LP
                 7.625%, 08/17/05                                       846,328
      250,000    Household Finance Corp.
                 6.875%, 03/01/03                                       251,777
      250,000    Household Finance Corp.
                 6.250%, 08/15/03                                       254,508
      810,000    HOUSEHOLD FINANCE CORP.
                 6.500%, 01/24/06                                       863,184
      325,000    JOHN DEERE CAPITAL CORP.
                 4.125%, 12/05/03                                       331,996
      200,000    John Deere Capital Corp.
                 3.125%, 12/05/05                                       201,900
SCHEDULE OF INVESTMENTS at December 31, 2002 (Continued)
--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------                                                  ----------------
Finance (continued)
  $ 1,000,000    LEHMAN BROTHERS HOLDINGS
                 6.250%, 05/15/06                                   $ 1,094,170
      150,000    Lincoln National Corp.
                 5.250%, 06/15/07                                       154,565
      600,000    Morgan Stanley Dean Witter & Co.
                 7.750%, 06/15/05                                       669,803
      200,000    Newcourt Credit Group, Inc.
                 6.875%, 02/16/05                                       210,322
      300,000    Pemex Master Trust
                 8.000%, 11/15/11                                       323,250
    2,000,000    Salomon Smith Barney Holdings
                 5.875%, 03/15/06                                     2,162,740
      375,000    Sears Roebuck Acceptance
                 7.000%, 06/01/32                                       315,231
      345,000    Sears Roebuck Acceptance
                 6.700%, 04/15/12                                       328,032
      110,000    St. Paul Cos., Inc.
                 5.750%, 03/15/07                                       115,580
      100,000    TOYOTA MOTOR CREDIT CORP.
                 2.800%, 01/18/06                                       100,962
                                                                ----------------
                                                                     19,220,775
                                                                ----------------
Foods & Beverage: 2.2%
      215,000    ANHEUSER-BUSCH  COS., INC.
                 4.375%, 01/15/13                                       214,482
      250,000    Campbell Soup Co.
                 4.750%, 10/01/03                                       255,557
      300,000    CAMPBELL SOUP CO.
                 5.500%, 03/15/07                                       324,708
      350,000    Coca-Cola Enterprises, Inc.
                 5.250%, 05/15/07                                       376,669
      250,000    Coors Brewing Co.
                 6.375%, 05/15/12                                       279,887
      245,000    DIAGEO CAPITAL PLC
                 3.500%, 11/19/07                                       246,522
      500,000    GENERAL MILLS, INC.
                 6.000%, 02/15/12                                       544,784
      250,000    HEINZ (H.J.) CO.
                 6.561%, 11/15/20                                       259,824
      300,000    HEINZ (H.J.) CO.
                 6.750%, 03/15/32                                       332,346
    1,000,000    Kellogg Co.
                 5.500%, 04/01/03                                     1,007,760
      500,000    Kraft Foods, Inc.
                 4.625%, 11/01/06                                       526,137
      160,000    PEPSIAMERICAS, INC.
                 3.875%, 09/12/07                                       162,753
      250,000    Philip Morris Cos., Inc.
                 8.250%, 10/15/03                                       259,098
      250,000    Sara Lee Corp.
                 6.125%, 11/01/32                                       264,197
      200,000    Sysco International Co.
                 6.100%, 06/01/12                                       225,039
      100,000    Unilever Capital Corp.
                  7.125, 11/01/10                                       118,248
                                                                ----------------
                                                                      5,398,011
                                                                ----------------
SCHEDULE OF INVESTMENTS at December 31, 2002 (Continued)
--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------                                                  ----------------
Health Care: 0.4%
    $ 150,000    ANTHEM INSURANCE
                 6.800%, 08/01/12                                     $ 163,505
      275,000    BAXTER INTERNATIONAL, INC.
                 5.250%, 05/01/07                                       286,226
      325,000    Eli Lilly & Co.
                 6.000%, 03/15/12                                       363,810
      250,000    Tenet Healthcare Corp.
                 5.000%, 07/01/07                                       226,515
                                                                ----------------
                                                                      1,040,056
                                                                ----------------
Industrial: 3.5%
      200,000    ALCAN, INC.
                 6.450%, 03/15/11                                       223,769
      370,000    Alcoa, Inc.
                 7.375%, 08/01/10                                       438,012
      250,000    CRH America, Inc.
                 6.950%, 03/15/12                                       280,553
      250,000    Chevron Phillips Chemical Co. LLC
                 5.375%, 06/15/07                                       262,248
      100,000    Cintas Corp.
                 5.125%, 06/01/07                                       107,101
      500,000    DaimlerChrysler NA Holding Corp.
                 7.750%, 06/15/05                                       548,819
      250,000    DaimlerChrysler NA Holding Corp.
                 8.500%, 01/18/31                                       308,612
      250,000    DELPHI CORP.
                 6.125%, 05/01/04                                       257,955
      105,000    Dow Chemical Co. (The)
                 6.125%, 02/01/11                                       108,363
      100,000    Dow Chemical Co. (The)
                 6.000%, 10/01/12                                       102,388
      220,000    Du Pont EI de Nemours & Co.
                 4.750%, 11/15/12                                       227,249
      190,000    Emerson Electric Co.
                 4.625%, 10/15/12                                       188,805
       45,000    Emerson Electric Co.
                 6.000%, 08/15/32                                        45,845
      300,000    FORD MOTOR HOLDINGS CO.
                 9.300%, 03/01/30                                       306,091
      350,000    INGERSOLL-RAND CO.
                 6.460%, 11/19/03                                       363,151
      225,000    International Paper Co.
                 6.125%, 11/01/03                                       232,208
      240,000    International Paper Co.
                 6.750%, 09/01/11                                       267,494
      250,000    Lockheed Martin Corp.
                 6.750%, 03/15/03                                       252,152
      270,000    Masco Corp.
                 6.125%, 09/15/03                                       276,235
      190,000    MASCO CORP.
                 5.875%, 07/15/12                                       200,191
      250,000    MeadWestvaco Corp.
                 6.850%, 04/01/12                                       277,889
      185,000    Nexfor, Inc.
                 7.250%, 07/01/12                                       194,493
      250,000    Noranda, Inc.
                 7.250%, 07/15/12                                       236,926
SCHEDULE OF INVESTMENTS at December 31, 2002 (Continued)
--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------                                                  ----------------
Industrial (continued)
    $ 280,000    PRAXAIR, INC.
                 6.375%, 04/01/12                                     $ 313,563
      205,000    Procter & Gamble Co.
                 4.750%, 06/15/07                                       220,024
      250,000    RAYTHEON CO.
                 5.700%, 11/01/03                                       254,971
      500,000    RIO TINTO FINANCIAL, LTD.
                 5.750%, 07/03/06                                       546,769
      255,000    STANLEY WORKS
                 4.900%, 11/01/12                                       260,872
      250,000    UNITED TECHNOLOGIES CORP.
                 6.100%, 05/15/12                                       280,031
      200,000    Valspar Corp.
                 6.000%, 05/01/07                                       212,894
       55,000    Visteon Corp.
                 8.250%, 08/01/10                                        58,440
      125,000    Weyerhaeuser Co.
                 6.125%, 03/15/07                                       133,947
      200,000    Weyerhaeuser Co.
                 6.750%, 03/15/12                                       218,445
      125,000    Weyerhaeuser Co.
                 7.375%, 03/15/32                                       135,992
                                                                ----------------
                                                                      8,342,497
                                                                ----------------
Media: 1.5%
      250,000    AOL TIME WARNER, INC.
                 6.125%, 04/15/06                                       258,346
      375,000    AOL Time Warner, Inc.
                 7.625%, 04/15/31                                       386,780
      470,000    Gannett Co., Inc.
                 6.375%, 04/01/12                                       535,006
       50,000    Grupo Televisa S.A.
                 8.500%, 03/11/32                                        47,625
      600,000    Reed Elsevier Capital
                 6.125%, 08/01/06                                       656,083
      250,000    TURNER BROADCASTING
                 7.400%, 02/01/04                                       256,212
      545,000    VIACOM, INC.
                 6.400%, 01/30/06                                       602,119
      600,000    WALT DISNEY CO.
                 5.250%, 11/10/03                                       615,119
      150,000    Walt Disney Co.
                 6.375%, 03/01/12                                       164,353
                                                                ----------------
                                                                      3,521,643
                                                                ----------------
Real Estate Investment Trust: 0.7%
      270,000    CARRAMERICA REALTY CORP.
                 7.125%, 01/15/12                                       289,646
      250,000    EOP OPERATING LP
                 7.375%, 11/15/03                                       260,181
      300,000    EOP OPERATING LP
                 7.000%, 07/15/11                                       327,398
      275,000    KIMCO REALTY CORP.
                 6.500%, 10/01/03                                       284,203
       60,000    NEW PLAN EXCEL REALTY TRUST
                 5.875%, 06/15/07                                        62,905
       90,000    SIMON PROPERTY GROUP, INC.
                 5.375%, 08/28/08                                        92,606
      250,000    UNITED DOMINION REALTY TRUST
                 6.500%, 06/15/09                                       267,053
                                                                ----------------
                                                                      1,583,992
                                                                ----------------
SCHEDULE OF INVESTMENTS at December 31, 2002 (Continued)
--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------                                                  ----------------
Retail: 1.7%
    $ 250,000    COSTCO WHOLESALE CORP.
                 5.500%, 03/15/07                                     $ 269,272
      255,000    CVS CORP.
                 3.875%, 11/01/07                                       259,141
      185,000    Kohls Corp.
                 6.000%, 01/15/33                                       186,630
      250,000    KROGER CO.
                 6.750%, 04/15/12                                       277,135
      225,000    Kroger Co.
                 6.200%, 06/15/12                                       240,658
      175,000    MAY DEPARTMENT STORES CO.
                 6.625%, 10/15/03                                       179,855
      125,000    MCDONALD'S CORP.
                 5.375%, 04/30/07                                       135,830
    1,100,000    Safeway, Inc.
                 3.625%, 11/05/03                                     1,108,637
      350,000    Target Corp.
                 5.400%, 10/01/08                                       378,632
      190,000    Target Corp.
                 5.375%, 06/15/09                                       202,362
      200,000    Wendy's International, Inc.
                 6.200%, 06/15/14                                       222,466
      450,000    Wal-Mart Stores, Inc.
                 7.550%, 02/15/30                                       570,473
                                                                ----------------
                                                                      4,031,091
                                                                ----------------
Technology: 0.4%
       65,000    DELUXE CORP.
                 5.000%, 12/15/12                                        66,350
      265,000    IBM Corp.
                 4.250%, 09/15/09                                       270,973
      250,000    Pitney Bowes, Inc.
                 4.625%, 10/01/12                                       249,400
      300,000    SCIENCE APPLICATIONS INTERNATIONAL CORP.
                 6.250%, 07/01/12                                       324,167
                                                                ----------------
                                                                        910,890
                                                                ----------------
Transportation: 0.4%
      500,000    UNION PACIFIC CORP.
                 7.600%, 05/01/05                                       556,793
      315,000    Union Pacific Corp.
                 6.625%, 02/01/29                                       346,756
                                                                ----------------
                                                                        903,549
                                                                ----------------
Utilities: 8.1%
       45,000    AMERENENERGY GENERATING CO.
                 7.950%, 06/01/32                                        49,900
      230,000    AT&T Corp.
                 6.500%, 11/15/06                                       246,074
      245,000    AT&T Corp.**
                 6.000%, 03/15/09                                       245,024
      452,000    AT&T BROADBAND CORP.
                 8.375%, 03/15/13                                       514,522
      450,000    AT&T WIRELESS SERVICES, INC.
                 7.350%, 03/01/06                                       463,888
      500,000    AT&T Wireless Services, Inc.
                 7.875%, 03/01/11                                       503,397
      225,000    Alltel Corp.
                 7.000%, 07/01/12                                       259,763
      500,000    Arizona Public Service Co.
                 6.500%, 03/01/12                                       533,436
SCHEDULE OF INVESTMENTS at December 31, 2002 (Continued)
--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------                                                  ----------------
Utilities (continued)
    $ 510,000    BELLSOUTH CORP.
                 6.875%, 10/15/31                                     $ 573,938
      700,000    British Telecom PLC
                 7.875%, 12/15/05                                       790,023
      530,000    Citizens Communications Co.
                 6.375%, 08/15/04                                       543,276
      550,000    Commonwealth Edison Co.
                 6.400%, 10/15/05                                       597,030
       65,000    Conectiv, Inc.
                 5.300%, 06/01/05                                        67,714
      125,000    CONSOLIDATED EDISON CO. OF NEW YORK
                 4.875%, 02/01/13                                       126,984
      600,000    DETROIT EDISON CO.
                 5.050%, 10/01/05                                       635,936
      550,000    Dominion Resources, Inc.
                 8.125%, 06/15/10                                       640,969
      150,000    DTE Energy Co.
                 7.050%, 06/01/11                                       166,788
      250,000    Duke Energy Corp.
                 6.250%, 01/15/12                                       261,457
      600,000    Duke Energy Field Services LLC
                 7.500%, 08/16/05                                       632,927
       50,000    Energy East Corp.
                 6.750%, 06/15/12                                        54,726
      235,000    EQUITABLE RESOURCES, INC.
                 5.150%, 11/15/12                                       236,202
      210,000    FRANCE TELECOM
                 7.750%, 03/01/11                                       243,246
    2,000,000    K N Energy, Inc.
                 6.450%, 03/01/03                                     2,009,336
      300,000    MidAmerican Energy Co.
                 6.750%, 12/30/31                                       313,433
       80,000    Mohawk Industries, Inc.
                 6.500%, 04/15/07                                        87,338
      390,000    Niagara Mohawk Power Corp.
                 7.750%, 05/15/06                                       442,316
      500,000    Nipsco Capital Markets
                 7.390%, 04/01/04                                       512,547
    2,000,000    Nisource Finance Corp.
                 5.750%, 04/15/03                                     1,994,872
      135,000    Oncor Electric Delivery Co.
                 7.000%, 05/01/32                                       135,400
      575,000    Progress Energy, Inc.
                 6.750%, 03/01/06                                       618,116
      300,000    Progress Energy, Inc.
                 7.750%, 03/01/31                                       342,222
       75,000    PSEG Power LLC
                 6.950%, 06/01/12                                        76,307
      575,000    SBC Communications, Inc.
                 5.750%, 05/02/06                                       624,162
      500,000    South Carolina Electric & Gas
                 6.625%, 02/01/32                                       564,045
      560,000    Southern Co. Capital Funding, Inc.
                 5.300%, 02/01/07                                       593,625
      250,000    SPRINT CAPITAL CORP.
                 5.700%, 11/15/03                                       248,814
      327,000    SPRINT CORP.
                 9.250%, 04/15/22                                       324,162
      235,000    Telstra Corp. Ltd.
                 6.375%, 04/01/12                                       260,555
SCHEDULE OF INVESTMENTS at December 31, 2002 (Continued)
--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------                                                  ----------------
Utilities (Continued)
    $ 200,000    VERIZON FLORIDA, INC.
                 6.125%, 01/15/13                                     $ 214,858
      500,000    Verizon Global Funding Corp.
                 7.750%, 12/01/30                                       584,457
      500,000    VERIZON WIRELESS, INC.
                 5.375%, 12/15/06                                       522,898
      535,000    Vodafone Group Plc
                 7.750%, 02/15/10                                       632,033
                                                                ----------------
                                                                     19,488,716
                                                                ----------------

TOTAL CORPORATE BONDS
(cost $75,453,576)                                                   79,011,549
                                                                ----------------
FOREIGN GOVERNMENT BOND: 1.6%

      200,000    PROVINCE OF MANITOBA
                 2.750%, 01/17/06                                       201,928
      220,000    PROVINCE OF NOVA SCOTIA
                 5.750%, 02/27/12                                       242,038
      300,000    PROVINCE OF ONTARIO
                 5.125%, 07/17/12                                       320,974
    1,000,000    PROVINCE OF QUEBEC
                 7.125%, 02/09/24                                     1,182,034
      300,000    Republic of Finland
                 4.750%, 03/06/07                                       323,912
      600,000    Republic of Italy
                 5.625%, 06/15/12                                       658,896
      215,000    Republic of Poland
                 6.250%, 07/03/12                                       239,187
      575,000    United Mexican States
                 7.500%, 01/14/12                                       616,687
                                                                ----------------
TOTAL FOREIGN GOVERNMENT BOND
(cost $3,471,277)                                                     3,785,656
                                                                ----------------
PROLOAN PIPELINE: 3.4%
When-Issued Commitments
(cost $8,610,054)                                                     8,165,795
                                                                ----------------

SHORT-TERM INVESTMENTS: 1.4%

Commercial Paper: 1.4%
    3,320,000    Marriott International, Inc., 1.500%, 01/02/03       3,319,862
                                                                ----------------

TOTAL SHORT-TERM INVESTMENTS
(cost $3,319,862)                                                     3,319,862
                                                                ----------------


TOTAL INVESTMENTS IN SECURITIES                                   $ 252,421,455
(cost $239,961,769): 104.8%

Liabilities in excess of Other Assets:  (4.8%)                      (11,477,606)
                                                                ----------------

NET ASSETS: 100.0%                                                $ 240,943,849
                                                                ================

* Security segregated at custodian for "when-issued" commitments.

** Callable by the issuer

See accompanying Notes to Financial Statements.


                        BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2002
--------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $239,961,769)            $252,421,455
Cash                                                                     13,992
Receivables:

Interest                                                              2,507,601

Origination fees                                                          6,605

Investment securities sold                                              290,510

Extension fees                                                              625

Other assets                                                             21,279
                                                                 ---------------

Total assets                                                         255,262,067
                                                                 ---------------



LIABILITIES

Payables:


Investment securities purchased                                       4,514,346

Investment securities purchased - when issued                         8,610,054

Distribution to shareholders                                            980,362

Commitment fees (Note 1)                                                 68,080

Due to manager  (Note 3)                                                 34,336

Due to distribution coordinator (Note 3)                                 26,224

Commitments and contingent liabilities                                        0

Accrued expenses                                                         84,816
                                                                 ---------------

Total liabilities                                                     14,318,218
                                                                 ---------------


NET ASSETS                                                         $240,943,849
                                                                 ===============

Net asset value, offering and redemption price per share

   ($240,943,849/16,040,508 shares outstanding,
    unlimited number of shares
    authorized without par value)                                        $15.02
                                                                 ===============




COMPONENTS OF NET ASSETS

Paid-in capital                                                    $235,015,840

Accumulated net investment income                                           164

Accumulated net realized loss on investments                         (6,531,841)

Net unrealized appreciation on investments                            12,459,686
                                                                 ---------------
Net assets                                                       $240,943,849.00
                                                                 ===============



See accompanying Notes to Financial Statements.








                        BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF OPERATIONS For the Year Ended December 31, 2002
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income                                                      $14,035,766


Expenses:
Subadvisory fees                                                         386,941
Management fees                                                          351,765
Distribution fees                                                        234,510
Administration fees                                                       92,256
Fund accounting fees                                                      91,241
Custody fees                                                              49,067
Professional fees                                                         37,475
Director fees                                                             20,638
Transfer agent fees                                                       20,084
Insurance expense                                                         19,001
Amortization of deferred organization costs                               18,590
Miscellaneous                                                              8,120
Registration expense                                                       3,157
                                                                  --------------
Total expenses                                                         1,332,845
Add: Expenses recouped (Note 3 )                                          23,565
                                                                  --------------
Net expenses                                                           1,356,410
                                                                  --------------
Net investment income                                                 12,679,356
                                                                  --------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                     (2,082,635)
Net unrealized appreciation on investments                            10,752,389
                                                                  --------------
Net realized and unrealized gain on investments                        8,669,754
                                                                  --------------

Net increase in net assets resulting from operations                 $21,349,110
                                                                  ==============


                        BUILDERS FIXED INCOME FUND, INC.



STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------
                                                           Year Ended        Year Ended
                                                       December 31, 2002   December 31, 2001
                                                       -----------------   -----------------

INCREASE  (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income                                       $12,679,356         $13,594,012
Net realized gain (loss) on investments                      (2,082,635)             65,741
Net unrealized appreciation on investments                   10,752,389             903,363
                                                       -----------------   -----------------
Net increase in net assets resulting from operations         21,349,110          14,563,116
                                                       -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                  (12,679,192)        (13,595,839)
                                                       -----------------   -----------------
Total distributions to shareholders                         (12,679,192)        (13,595,839)
                                                       -----------------   -----------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                    11,172,743          25,707,295
Net asset value of shares issued on reinvestment             10,789,756          11,604,848
of distributions
Cost of shares redeemed                                     (19,551,524)        (26,571,354)
                                                       -----------------   -----------------
Net increase from capital share transactions                  2,410,975          10,740,789
                                                       -----------------   -----------------

Total increase in net assets                                 11,080,893          11,708,066

NET ASSETS
Beginning of year                                           229,862,956         218,154,890
                                                       -----------------   -----------------
End of year (including undistributed net
investment income of $164 and $0, respectively)             240,943,849         229,862,956
                                                       =================   =================

CHANGE IN SHARES
Shares sold                                                     762,032           1,782,081
Shares issued on reinvestment of distributions                  737,295             793,990
Shares redeemed                                              (1,330,728)         (1,818,630)
                                                       -----------------   -----------------
Net increase                                                    168,599             757,441
                                                       =================   =================




                        BUILDERS FIXED INCOME FUND, INC.



FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Annual Report.

For a share outstanding throughout the year.

                                                              Year Ended December 31,
                                                 2002      2001      2000      1999     1998
                                               --------  --------  --------  --------  ------

Net asset value, beginning of year              $14.48    $14.43    $14.14    $15.14    $15.10
                                               --------  --------  --------  --------  --------
Income from investment operations:
   Net investment income                          0.79      0.91      0.91      0.83      0.80
   Net realized and unrealized gain
   (loss) on investment                           0.54      0.05      0.29     (0.91)     0.15
                                               --------  --------  --------  --------  --------
      Total from investment operations            1.33      0.96      1.20     (0.08)     0.95
                                               --------  --------  --------  --------  --------
Less distributions:
    From net investment income                   (0.79)    (0.91)    (0.91)    (0.83)    (0.80)
    From realized gain                               -         -         -     (0.09)    (0.11)
                                               --------  --------  --------  --------  --------

      Total distributions                        (0.79)    (0.91)    (0.91)    (0.92)    (0.91)
                                               --------  --------  --------  --------  --------


Net asset value, end of year                    $15.02    $14.48    $14.43    $14.14    $15.14
                                               ========  ========  ========  ========  ========

Total return                                     9.47%     6.79%     9.00%    (0.58%)    6.48%

Ratios/supplemental data:
Net assets at end of year (millions)            $240.9    $229.9    $218.2    $147.3    $132.8

Ratio of expenses to average net assets:
  Before fees waived/expenses recouped           0.57%     0.57%     0.62%     0.65%     0.71%
  After fees waived/expenses recouped            0.58%     0.60%     0.60%     0.60%     0.60%

Ratio of net investment income to average
net assets:
  Before fees waived/expenses recouped           5.42%     6.29%     6.47%     5.65%     5.25%
  After fees waived/expenses recouped            5.41%     6.26%     6.49%     5.70%     5.36%

Portfolio turnover rate                         85.82%    81.93%    50.93%    91.01%    39.39%

-------------------------------------------------------------------------------------------------

                        Builders Fixed Income Fund, Inc.

Notes to financial statementS at December 31, 2002
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     Builders Fixed Income Fund, Inc. (the "Fund") was incorporated in the state of Maryland on June 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     The Fund's investment objective is to provide current income. Under normal circumstances, the Fund invests at least 65% of its total assets in investment grade fixed income securities, including at least 30% of its net assets in mortgage-backed securities that are issued or guaranteed by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC") and secured by ProLoan mortgages on residential homes that are built by union labor ("ProLoan mortgage-backed securities"). The average credit rating of the Fund's entire portfolio is at least AA-/Aa3 as rated by S&P or Moody's, respectively, or the equivalent rating of another rating agency. Under normal circumstances, the Fund invests at least 65% of its total assets in fixed income securities rated at the time of purchase A-/A3 as ranked by S&P or Moody's, respectively, or, if unrated, determined to be of comparable quality by Principal Global Investors, LLC (the "Subadviser"). Its average effective duration is within 30% of the duration of the Lehman Aggregate Bond Index.

     The Fund invests in different types of fixed income securities, including corporate bonds, zero coupon bonds and debentures, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("government securities") and money market instruments. The Fund also may invest up to 65% of its net assets in mortgage-backed securities, collateralized mortgage obligations ("CMOs") and asset-backed securities.

     PROLOAN PROGRAM. The ProLoan program is a coordinated effort involving home builders, mortgage lenders and organized building trade unions. The Fund contracts with banks and other mortgage lenders to offer ProLoan mortgages to individuals whose homes are substantially union-built and newly constructed or substantially renovated. Capital Mortgage Management, Inc. (the "Manager"), coordinates with home builders and local building trade unions to ensure that residential homes are built using trained union labor and, thus, are eligible to be included in the ProLoan program. ProLoan home mortgages offer qualified borrowers the opportunity to lock in interest rates, typically for up to six months, to allow time for construction or renovation of the borrower's home. Borrowers pay the Fund a commitment fee to lock in the interest rate, which is refunded to the borrower at closing. This extended interest rate protection period is longer than the 45- to 60-day standard interest rate protection offered with respect to most ordinary home mortgages. The ProLoan program also allows borrowers to "float down" to a lower interest rate if interest rates decline after the borrower has locked in an interest rate on a ProLoan by paying a fee to the Fund. The ProLoan program currently is operating in the St. Louis, Missouri; Louisville, Kentucky; Milwaukee, Wisconsin; Chicago, Peoria, Springfield, and Southern Illinois metropolitan areas.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     (a)  Investment Valuation

          Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued income, both of which approximate market value.

          PROLOAN MORTGAGE COMMITMENTS. The Fund commits to acquire mortgage-backed securities secured by pools of ProLoans when such securities are issued, typically six months after the origination of the underlying ProLoans. This "pipeline" of mortgage commitments is valued at the price described below, provided that this price is considered by the Manager to equal no more than fair market value. The formula for determining this price is as follows: the Manager calculates the coupon rate nearest to, but not greater than, the coupon rate that is 0.625% below the weighted average coupon rate for all ProLoans in the pipeline. The Manager then subtracts the spread between the forward prices for three-and one-month FNMA mortgage-backed securities, each with the same coupon rate as calculated above, from the three-month FNMA forward price, minus an additional 0.125%. The Manager has determined that this price is equivalent to the forward price of a six-month FNMA mortgage-backed security. The Fund's commitments to acquire ProLoan mortgage-backed securities originated through the ProLoan program will not be considered to be illiquid so long as the Fund has a valid contractual agreement with a third party to purchase its mortgage commitments at the above-stated price, or the Manager determines, pursuant to the guidelines established by the Fund's Board of Directors, that an adequate trading market exists for these commitments.

          WHEN-ISSUED AND FORWARD COMMITMENTS. The Fund's commitment to acquire mortgage-backed securities originated through the ProLoan program constitute "when-issued" commitments. When the Fund agrees to acquire securities on a when-issued basis, its custodian will segregate cash or other liquid assets equal to or greater than the amount of the commitment. The value of the securities underlying the when-issued commitment, and any subsequent fluctuations in their value, will be taken into account when determining the Fund's net asset value starting on the day that the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to acquire until they are paid for and delivered on the settlement date. When the Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of that party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund will make commitments to acquire securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In those cases, the Fund may realize a gain or loss. Under normal circumstances, the Fund does not intend to commit more than 33 1/3% of its total assets to these commitments.

          If deemed advisable as a matter of investment strategy, the Fund may sell Proloans it has committed to purchase before those securities are delivered to the Fund on the settlement date. Procedures of segregation of assets to cover these sales will follow the "Procedures for Segregating Securities For When-Issued Commitments."


     (b)  Organization Costs

          Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares were deferred and amortized over five years.

     (c)  Federal Income and Excise Taxes

          The Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

          For federal income tax purposes, the Fund has a net capital loss carryforward of $6,529,746

                         Expiring
                         --------
                            2007                 $   356,766
                            2008                 $ 4,090,345
                            2010                 $ 2,082,635

     (d)  Distributions to Shareholders

          Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of distributions to shareholders determined annually in accordance with federal tax regulations which may differ from GAAP.

     (e)  Other

          Investment transactions are accounted for on the trade date. The Fund uses the identified cost method for determining realized gain or loss on investments. Interest income is recognized on an accrual basis.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     (a)  Management Fee

          The Fund has an Investment Management Agreement with the Manager, to provide or oversee all administrative, investment advisory and portfolio management services to the Fund. Under the terms of this agreement, the Fund will pay the Manager an annual fee as follows:
          0.15% of the first $300 million of the Fund's average daily net assets; and 0.13% of average daily net assets in excess of $300 million. The fee is accrued daily and payable monthly.

     (b)  Subadviser Fee

          The Manager has entered into an Investment Subadvisory Agreement with Principal Global Investors, LLC. At the direction of the Manager, the Fund will pay the Subadviser a monthly fee equal to an annual rate of 0.165% of its average daily net assets.

     (c)  Administration Fee

          The Fund has entered into an Administration Agreement with U.S. Bancorp Fund Services, LLC (formerly Investment Company Administration, LLC) (the "Administrator") to supervise the overall administration of the Fund including, among other responsibilities, the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, arranging for the maintenance of books and record of the Fund, and supervising other organizations that provide services to the Fund. The Fund pays the Administrator an annual fee of $50,000 for average daily net assets up to $150 million and 0.05% for average daily net assets greater than $150 million, payable monthly.

     (d)  Distribution Coordinator and Distribution Plan

          Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted an Amended and Restated Distribution Plan (the "Plan"). Under the Plan, the Fund is authorized to pay the Manager, as Distribution Coordinator, effective November 1, 1999, an annual rate of 0.10% of the Fund's average daily net assets, payable monthly, to compensate the Distribution Coordinator for distribution and shareholder service activities. The Distribution Coordinator has agreed to limit the Fund's total operating expenses to 0.60% per annum of the Fund's average daily net assets through December 31, 2003. The Fund will reimburse the Distribution Coordinator for such expenses incurred in the previous three year period to the extent that the reimbursement does not cause the Fund's operating expenses to exceed the 0.60% expense limitation.

          As of December 31, 2002, there is no cumulative unreimbursed amount paid and/or waived by the Distribution Coordinator on behalf of the Fund.


          Additionally, the Plan authorizes the Distribution Coordinator to enter into agreements with service providers. Accordingly, during 2000, the Distribution Coordinator has entered into agreements with Principal Life Insurance Company and Delaware Charter Guarantee & Trust Company, conducting business as Trustar Retirement Services, (collectively referred to as the "Service Providers") in which the Service Providers will provide certain distribution and shareholder services to certain plan sponsors and participants. At the direction of the Distribution Coordinator, the Fund's Administrator will pay the Service Providers a monthly fee equal to the average aggregate amount invested in each month in the Fund by plans whose plan participants receive services provided by the Service Providers at an annual rate of 0.10%.

     (e)  Officers and Directors

          Certain officers and directors of the Fund are also officers and directors of the Manager, Distribution Coordinator and Administrator. "Independent directors", as defined by the 1940 Act, receive from the Fund as compensation an annual fee of $2,000 each and are reimbursed for any expenses incurred in attending meetings.


NOTE 4 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from the sale of securities, excluding short-term investments for the year ended December 31, 2002, were as follows:

               Purchases                               $ 218,039,456
               Sales                                   $ 210,834,868

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

     As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                         Amounts
                                                                   -------------
Cost of investments for tax purposes                                $239,961,769
                                                                   -------------
Gross tax unrealized appreciation                                     13,170,192
Gross tax unrealized depreciation                                      (710,506)
                                                                   -------------

Net tax unrealized appreciation on investments                       $12,459,686
                                                                   =============
Undistributed ordinary income (loss)                                        $164
                                                                   -------------
Undistributed long-term loss                                        $(6,531,841)
                                                                   -------------

The tax composition of dividends (other than return of capital dividends for the year) was as follows:

                                            Net, long-term      Net, long-term
Ordinary income   Ordinary income per    capital gains total    capital gains
     Total               share                                    per share
---------------- ----------------------- -------------------- ------------------
  $12,679,192            $0.79                   $0                 $0.00


                        Builders Fixed Income Fund, Inc.

DIRECTOR AND OFFICER INFORMATION
--------------------------------------------------------------------------------------------------------------------
                                                                                          Number of
                                                                                          Portfolios
                                                                                          in Fund
                                                                                          Complex     Other
                                         Term of Office                                   Overseen    Directorships
Name, Address and Date   Position with   and Length of    Principal Occupation During     by          Held by
of Birth                 the Fund        Time Served      Past 5 Years                    Directors   Directors
----------------------   -------------   --------------   ---------------------------     ----------  -------------

John W. Stewart*         Chairman,       Term: Life       President, Capital Mortgage     1 Mutual    None
2190 Mason  Road,        President,      Time Served:     Management, Inc.                   Fund
Ste. 208                 Treasurer and   5 years          (July 1997-Present);
St. Louis, MO 63131      Secretary                        Controller/System
(11/21/58)                                                Administrator, Carpenters'
                                                          District Council of Greater
                                                          St. Louis
                                                          (August 1988-July 1997)

Terry Nelson*            Director        Term: Life       Executive Secretary and         1 Mutual    United Way
1401 Hampton Avenue                      Time Served:     Treasurer, Carpenters'             Fund     since 1993
St. Louis, MO 63139                      5 years          District Council of Greater
(12/01/40)                                                St. Louis (Aug.1993-present);
                                                          Managing Trustee, Carpenters'
                                                          District Council of Greater
                                                          St. Louis Pension Fund, Health
                                                          and Welfare Fund and Vacation
                                                          Fund (Aug. 1993-present);
                                                          Business Representative,
                                                          Carpenters' District Council
                                                          of Greater St. Louis
                                                          (1981-Aug. 1993)

Dan  Mulligan            Director        Term: Life       Member of United Brotherhood    1 Mutual    None
215 E. South 5th Street                  Time Served:     of Carpenters and Joiners of       Fund
Red Bud, IL  62278                       3 years          America (1975-present);
(12/03/49)                                                Director of Organizing for
                                                          the Southern Illinois District
                                                          Council 1987-present); 3rd
                                                          Vice-President of the 12th
                                                          Congressional District AFL-CIO
                                                          C.O.P.E. 1995-present);
                                                          Trustees of the Southern
                                                          Illinois Health and Welfare
                                                          Fund (1998-present);
                                                          President of S.I.D.C. Local
                                                          1997 (1985-present).

James D. Slebiska        Director        Term: Life       Fifth District General          1 Mutual    5th District
4281 NE 38th Street                      Time Served:     Executive Board Member,            Fund     General
Des Moines, IA  50317                    4 years          United Brotherhood of                       Executive
(10/24/44)                                                Carpenters                                  Board, United
                                                          (Oct. 1969-present).                        Brotherhood
                                                                                                      of Carpenters

Joseph A. Montanaro      Director        Term: Life       Executive Director, TWA         1 Mutual    None
3221 McKelvey                            Time Served:     Pilots Directed Account Plan       Fund
Suite 105                                5 years          401K (July 1993 - present)
Bridgeton, MO 63044                                       and Chairman of Investment
(12/14/38)                                                Committee (Oct. 1991 - July
                                                          1993); Co-Trustee, TWA Flight
                                                          Engineers Trust Plan
                                                          (1976 -Oct. 1991).

Leonard Terbrock         Director        Term: Life       Retired (1993-present);         1 Mutual    Catholic
5 Mary Rose                              Time Served:     Former Executive Secretary         Fund     Charities
Hazelwood, MO 63042                      5 years          and Treasurer, Carpenters'                  since 1992
(07/27/33)                                                District Council of Greater
                                                          St. Louis (1986-1993) and
                                                          Assistant Executive
                                                          Secretary and Treasurer
                                                          (1981-1986); Director,
                                                          St. Louis Regional
                                                          Commerce and Growth
                                                          Association (1990-1993);
                                                          Director, Sold on
                                                          St. Louis (1988-1993);
                                                          Committee Chairman,
                                                          United Way (1970-1993).

Douglas J. McCarron*     Director        Term: Life       General President, United       1 Mutual    None
101 Constitution                         Time Served:     Brotherhood of Carpenters         Fund
Avenue, N.W.                             5 years          and Joiners of America
Washington, D.C.                                          (Nov.1995-present) and
20001                                                     General Second Vice President
(09/23/50)                                                (1992-1995); President, Southern
                                                          California Conference of Carpenters
                                                          (1995-present) and Secretary
                                                          Treasurer (1987-1995); President
                                                          and Chairman, 999 Office Builder
                                                          Corporation;  Chairman, Carpenters
                                                          Health and Welfare Trust for
                                                          Southern  California; Chairman,
                                                          13 County Carpenters  Vacation,
                                                          Savings and Holiday  plan;
                                                          Co-Chairman,  Carpenters' Trusts for
                                                          Southern California;  President and
                                                          Chairman, Inland Empire Hotel
                                                          Corporation, President, RPS Resort
                                                          Corporation; President and Chairman,
                                                          Santa Nella Hotel Corporation; President,
                                                          THMI Motel Corporation; Chairman,
                                                          Carpenters Southern California
                                                          Administrative Corporation; Co-Chairman,
                                                          Carpenters Joint Apprenticeship and
                                                          Training Committee Fund for Southern
                                                          California; Chairman, Carpenters  Pension
                                                          Trust for Southern California; Chairman,
                                                          Carpenters National Health and Welfare
                                                          Fund; Chairman, Carpenter Canadian Local
                                                          Unions and Councils Pension Fund and the
                                                          General Officers and Representatives Pension
                                                          Fund; Chairman, UBC Pension Fund, General
                                                          Office Employees Retirement Plan, Retirees
                                                          Health and Welfare Fund and Apprenticeship
                                                          and Training Fund; Director, Works Partnership.

Dennis F. Penkalski      Director        Term: Life       Retired (August,                1 Mutual    None
N 25 W 23055 Paul Rd.                    Time Served:     2001-present); Former              Fund
Suite 1                                  2 years          Executive Secretary,
Pewaukee, WI 53072                                        Treasurer (1995 - 2001)
(09/29/42)                                                Milwaukee & Southern
                                                          Wisconsin Regional Council
                                                          of Carpenters

*Messrs. Stewart, McCarron, and Nelson, by virtue of their positions, are deemed to be "interested persons" of the Fund as defined by the 1940 Act.



INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Builders Fixed Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Builders Fixed Income Fund (the sole fund comprising Builders Fixed Income Fund, Inc.) (the "Fund"), including the schedule of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by corresponding with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Builders Fixed Income Fund as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

January 17, 2003




                                     Manager
                        CAPITAL MORTGAGE MANAGEMENT, INC.
                        2190 South Mason Road, Suite 208
                            St. Louis, Missouri 63131

                                   Subadviser
                         PRINCIPAL GLOBAL INVESTORS, LLC
                                801 Grand Avenue
                             Des Moines, Iowa 50392

                                   Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                                 UMB BANK, N.A.
                               928 Grand Boulevard
                           Kansas City, Missouri 64106

                                 Transfer Agent
                           UNIFIED FUND SERVICES, INC.
                                  P.O. Box 6110
                           Indianapolis, IN 46206-6110
                                 (877) 923-5626

                                  Legal Counsel
                               THOMPSON COBURN LLP
                               One U.S. Bank Plaza
                               St. Louis, MO 63101

                                    Auditors
                              DELOITTE & TOUCHE LLP
                           One City Centre, 22nd Floor
                               St. Louis, MO 63101

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This report is intended for the  shareholders of the Builders Fixed Income Fund,
Inc. and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.